Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	¥ 1,882,026	¥ 1,879,969
Service cost	65,930	63,669	¥ 65,160
Interest cost	9,490	18,569	25,510
Actuarial loss (gain)	(24,665)	73,045
Other	(1,267)	4,857
Benefit payments - Lump-sum severance payments and Pension	(153,015)	(158,083)
Benefit obligation, end of year	1,778,499	1,882,026	1,879,969
Fair value of plan assets, beginning of year	1,041,561	1,122,736
Actual return on plan assets	15,085	15,578
Employer contributions	4,810	6,133
Other changes in fair value of plan assets	200	1,826
Benefit payments - Pension	(99,536)	(104,712)
Fair value of plan assets, end of year	962,120	1,041,561	1,122,736
Under-funded status	(816,379)	(840,465)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	1,910,252	1,683,431
Service cost	48,077	40,999	37,281
Interest cost	9,363	16,602	21,278
Actuarial loss (gain)	(86,300)	197,662
Other	(392)	11,647
Benefit payments - Lump-sum severance payments and Pension	(43,595)	(40,089)
Benefit obligation, end of year	1,837,405	1,910,252	1,683,431
Fair value of plan assets, beginning of year	1,146,880	1,165,104
Actual return on plan assets	38,071	(7,432)
Employer contributions	17,407	17,720
Employee contributions	3,350	3,270	3,753
Other changes in fair value of plan assets	199	8,175
Benefit payments - Pension	(43,592)	(39,957)
Fair value of plan assets, end of year	1,162,315	1,146,880	¥ 1,165,104
Under-funded status	¥ (675,090)	¥ (763,372)